Retirement benefit plan	12 Months Ended
Dec. 31, 2025
Retirement benefit plan
Retirement benefit plan

17.Retirement benefit plan

The Company participates in a collective foundation covering all of its employees including its executive officers. In addition to retirement benefits, the plan provides death or long-term disability benefits.

Contributions paid to the plan are computed as a percentage of salary, adjusted for the age of the employee and shared approximately 47% and 53% by employee and employer, respectively.

This plan is governed by the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG), which requires contributions to be made to a separately administered fund. The fund has the legal form of a foundation and it is governed by a board of trustees, which consists of an equal number of employer and employee representatives of its members. The board of trustees is responsible for the administration of the plan assets and for the definition of the investment strategy. The Company has no direct influence on the investment strategy of the foundation board.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the plan, both the Company and the employee share the costs. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the life expectancy of pensioners. Through our affiliation with the pension plan, the Company has minimized these risks, as they are shared between a much greater number of participants. On leaving the Company, a departing employee’s retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This transfer mechanism may result in pension payments varying considerably from year to year.

The pension plan is exposed to Swiss inflation, interest rate risks and changes in the life expectancy for pensioners. For accounting purposes under IFRS Accounting Standards, the plan is treated as a defined benefit plan in accordance with IAS 19.

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of
	December 31,
In CHF thousands	2025	2024	2023
Defined benefit obligation	(48,261)	(52,455)	(41,060)
Fair value of plan assets	39,615	43,611	35,290
Total liability	(8,646)	(8,844)	(5,770)

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Current service cost	1,952	1,688	1,453
Past service cost	—	—	903
(Gains) and losses on settlement / curtailment	(1,757)	—	—
Interest cost	544	680	804
Interest income	(438)	(574)	(705)
Net pension cost	301	1,794	2,455

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A. Change in defined benefit obligation

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Defined benefit obligation as of January 1	(52,455)	(41,060)	(32,410)
Current service cost	(1,952)	(1,688)	(1,453)
Past service cost	—	—	(903)
Interest cost	(544)	(680)	(804)
Change in demographic assumptions	—	(16)	136
Change in financial assumptions	(2,652)	(3,846)	(2,908)
Change in experience assumptions	831	(1,078)	(57)
Benefits (deposited)/paid	4,119	(2,504)	(1,265)
Gains and (losses) on settlement / curtailment	6,057	—	—
Employees’ contributions	(1,665)	(1,583)	(1,396)
Defined benefit obligation as of December 31	(48,261)	(52,455)	(41,060)

B.Change in fair value of plan assets

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Fair value of plan assets as of January 1	43,611	35,290	29,197
Interest income	438	574	705
Employees’ contributions	1,665	1,583	1,396
Employer’s contributions	1,853	1,804	1,567
Benefits (paid) / deposited	(4,119)	2,504	1,265
Gains and (losses) on settlement / curtailment	(4,300)	—	—
Return on plan assets excluding interest income	467	1,856	1,160
Fair value of plan assets as of December 31	39,615	43,611	35,290

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.5 million.

C.Change in net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Net defined benefit liabilities as of January 1	8,844	5,770	3,213
Net pension cost through statement of income/(loss)	301	1,794	2,455
Remeasurement through other comprehensive income/(loss)	1,353	3,084	1,669
Employer’s contribution	(1,853)	(1,804)	(1,567)
Net defined benefit liabilities as of December 31	8,645	8,844	5,770

D.Other comprehensive gains/(losses)

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Effect of changes in demographic assumptions	—	(16)	136
Effect of changes in financial assumptions	(2,652)	(3,846)	(2,908)
Effect of changes in experience assumptions	831	(1,078)	(57)
Return on plan assets excluding interest income	467	1,856	1,160
Total other comprehensive gain/(loss)	(1,353)	(3,084)	(1,669)

In 2024, the change in experience assumptions mainly due to new active insured and pensioners. In 2025, the change in experience assumptions is mainly due to leavers after the restructuring. The experience changes are offset by an increase in the interest rate on savings capital which was updated based on emerging long-term trends of increased returns on capital.

The fair value of the plan assets is the cash surrender value of the insurance with the insurance company (AXA). The investment strategy defined by the board of trustees follows a conservative profile.

The weighted-average duration of the defined benefit obligation is 16.1 years and 16.3 years as of December 31, 2025 and 2024, respectively.

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2025, 2024 and 2023, respectively, are as follows:

	For the Year Ended
	December 31,
	2025	2024	2023
Discount rate	1.30%	1.00%	1.50%
Rate of future increase in compensations	2.00%	2.00%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	3.25%	1.25%	1.50%
Mortality and disability rates	2020 GT (CMI)	BVG 2020 GT (CMI)	BVG 2020 GT (CMI)

In defining the benefits, the minimum requirements of the Swiss BVG and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits.

A quantitative sensitivity analysis for significant assumptions as of December 31, 2025 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	44,698	52,332	49,343	47,256	50,262	46,435	49,613	46,984
Decrease/(increase) from actual defined benefit obligation	3,563	(4,071)	(1,082)	1,005	(2,001)	1,826	(1,352)	1,277

A quantitative sensitivity analysis for significant assumptions as of December 31, 2024 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	48,532	56,936	53,728	51,262	54,683	50,423	53,865	51,118
Decrease/(increase) from actual defined benefit obligation	3,923	(4,481)	(1,273)	1,193	(2,228)	2,032	(1,410)	1,337

The sensitivity analyses above are subject to limitations and have been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.